Subsequent events (Details) - Subsequent events $ in Thousands	Feb. 19, 2026 USD ($) item shares
Subsequent events
Number of mining rigs purchased | item	6,840
Consideration transferred amount | $	$ 24,785
ADSs lock up period	6 months
ADS
Subsequent events
Number of shares issued	53,762,660
Class A
Subsequent events
Number of shares issued	806,439,900
Alborz LLC, Bear LLC, and Chief Mountain LLC
Subsequent events
Equity interest	49.00%